Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 13,912	$ 11,851
Accumulated depreciation, depletion and amortization	(6,677)	(5,728)
Net book value December 31,	7,235	6,123
Net book value of mining assets encumbered by capital leases	59	67
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	7,185	6,652
Buildings and mine infrastructure [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	4,686	3,613
Mineral rights and dumps [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	916	1,023
Assets under construction [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,074	522
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 51	$ 41